Note 3 - Intangible Assets - 10K (Details) - Estimated Amortization of Intangible Assets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Estimated Amortization of Intangible Assets [Abstract]
2013		$ 594
2014		594
2015		594
2016		594
2017		594
Thereafter		4,642
	$ 7,166	$ 7,612